Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Goodwill and other intangible assets
13. Goodwill and other intangible assets

	Goodwill $m	Brands $m	Software $m	Management agreements $m	Other intangibles $m	Total $m
Cost
At 1 January 2018	377	193	745	71	13	1,399
Acquisition of businesses (note 11)	83	58	—	6	—	147
Additions	—	—	107	—	5	112
Capitalised interest	—	—	5	—	—	5
Disposals	—	—	(72)	—	—	(72)
Exchange and other adjustments	(5)	(1)	(4)	—	—	(10)
At 31 December 2018	455	250	781	77	18	1,581
Acquisition of businesses (note 11)	70	189	—	45	—	304
Additions	4	—	98	—	6	108
Capitalised interest	—	—	5	—	—	5
Disposals	—	—	(22)	—	—	(22)
Exchange and other adjustments	—	—	2	—	(1)	1
At 31 December 2019	529	439	864	122	23	1,977
Amortisation and impairment
At 1 January 2018	(140)	—	(281)	(7)	(4)	(432)
Provided	—	—	(36)	(3)	(1)	(40)
System Fund expense	—	—	(37)	—	—	(37)
Disposals	—	—	67	—	—	67
Exchange and other adjustments	(2)	—	6	—	—	4
At 31 December 2018	(142)	—	(281)	(10)	(5)	(438)
Provided	—	—	(35)	(3)	(2)	(40)
System Fund expense	—	—	(46)	—	(1)	(47)
Impairment charge s	(49)	—	—	(50)	—	(99)
Disposals	—	—	22	—	—	22
Exchange and other adjustments	1	—	—	—	—	1
At 31 December 2019	(190)	—	(340)	(63)	(8)	(601)
Net book value
At 31 December 2019	339	439	524	59	15	1,376
At 31 December 2018	313	250	500	67	13	1,143
At 1 January 2018	237	193	464	64	9	967

Goodwill and brands
Brands
Brands relate to the acquisitions of
Kimpton
(
$193m
)
, Regent
(
$57m
)
and Six Senses
(
$189m
)
. They are each considered to have an indefinite life given their strong brand awareness and reputation, and management’s commitment to continued investment in their growth. The brands are protected by trademarks and there are not believed to be any legal, regulatory or contractual provisions that limit the useful lives of the brands. In the hotel industry there are a number of brands that have existed for many years and IHG has brands that are over 60 years old.
Allocation of goodwill and brands to CGUs
The Group’s cash-generating units (CGUs) reflect the Group’s geographical regions, differentiated where material between franchised and managed operations, together with the UK portfolio.
The carrying value of goodwill and indefinite life brands were allocated to CGUs for year-end impairment testing purposes as follows:

	2019		2018
	Goodwill $m	Brands $m	Goodwill $m	Brands $m
CGU

Americas Managed	95	289	69	203

Americas Franchised	37	—	37	—

EMEAA – Europe Managed	48	46	29	13

EMEAA – Europe Franchised	10	—	10	—

EMEAA – rest of region	140	88	113	23

Greater China	9	16	7	11
UK portfolio	49	—	—	—

Allocated to CGUs	388	439	265	250

Unallocated a	—	—	48	—

	388	439	313	250
Less: UK portfolio impairment	(49)	—	—	—
Net book value at 31 December	339	439	313	250

a	The UK portfolio goodwill remained unallocated at 31 December 2018 pending completion of the portfolio acquisition in early 2019.
Impairment testing other than the UK portfolio
The
recoverable amounts of the CGUs have been determined from value in use calculations. These calculations include a three-year period using pre-tax
cash flow forecasts derived from the most recent financial budgets approved by management, incorporating growth rates based on management’s past experience and industry growth forecasts. The key assumptions that underpin the financial budgets are RevPAR growth and net System size growth. RevPAR is based on market forecasts provided by Oxford Economics adjusted for historical experience of how the Group has performed compared to these expectations. Cash flows beyond the three-year period are extrapolated using terminal growth rates that do not exceed the average long-term growth rates for the relevant markets. A 10% contingency factor is applied to reduce all cash flow projections before being discounted using pre-tax
rates that are based on the Group’s weighted average cost of capital adjusted to reflect the risks specific to the business model and territory of the CGU being tested.
The terminal growth rates and discount rates used, which are considered to be key assumptions, are as follows:

	2019		2018
	Terminal growth rate %	Pre-tax discount rate %	Terminal growth rate %	Pre-tax discount rate %
Americas Managed	1.9	9.6	2.0	10.5

Americas Franchised	1.9	8.6	2.0	9.6

EMEAA – Europe Managed	1.5	8.9	2.0	11.4

EMEAA – Europe Franchised	1.5	7.9	2.0	10.5

EMEAA – rest of region	3.3	11.6	3.5	13.4

Greater China	2.5	10.8	2.5	12.3

Impairment was not required at either 31 December 2019 or 31 December 2018.
Given the contingency factor applied to the cash flow projections and the significant amounts by which the recoverable amounts of the CGUs exceed their carrying amounts, management have determined that impairment charges would not arise from reasonably possible changes in the key assumptions.
UK portfolio
For impairment testing of the UK portfolio, which is reported within the EMEAA reportable segment, each hotel is deemed to be a CGU. The 12 individual hotels are treated as a group for impairment testing of goodwill and the IFRS 16 right-of-use asset, as neither of these assets can be allocated to individual hotels other than on an arbitrary basis.
The
right-of-use
asset cannot be allocated as there is one framework lease which covers all of the hotels, and the
‘in-substance
fixed’ payments recognised as a lease liability arise from the rent guarantee which relates to the whole portfolio.
The UK portfolio has experienced trading disruption in the year as a result of renovations and re-branding of these hotels and increasingly challenging trading conditions in 2019. Management has reassessed its short and medium-term forecasts which assume that some disruption continues into 2020, and that hotels see progressive trading improvements when the renovation and re
-
branding projects complete. The recoverable amount of the UK portfolio as at 31 December 2019 has been determined based on a value in use calculation using cash flow projections for a five-year period. These cash flow projections use pre-tax cash flow forecasts derived from the most recent financial budgets approved by management, incorporating growth rates from industry forecasts and management’s expectation of growth in the hotels following completion of the renovation and re-branding projects. Cash flows from 2025 to the end of the lease term are extrapolated using a 1.5% growth rate that is in line with the long-term average growth rate for the UK hotel industry. The pre-tax discount rate applied to the cash flow projections is 9.7%. As a result of this analysis, management has recognised an impairment charge of $81m in the current year; $49m against the carrying value of the goodwill, which is now written down to $nil, and $32m against the right-of-use asset. The impairment charge is recorded as a separate line in the Group income statement. The sensitivity of the value in use calculation to changes in key assumptions is disclosed on page 1
40
. No impairment of the hotels’ property, plant and equipment was required, based on the fair value less costs to sell of these assets. A replacement cost methodology was used to value these assets, which were either initially recognised at fair value on acquisition or acquired during 2019.
The same underlying cash flows are used to measure the fair value of the contingent purchase consideration liability, which was reduced by $38m in the year (see note 25) resulting in a corresponding gain in

the Group income statement. The net impact before tax therefore resulting from the reassessment of the hotel cash flows was a $43m charge to the Group income statement, being impairment of $81m less the fair value gain
of $38m, and an equivalent reduction in net assets.
The IFRS 16 lease accounting for the UK portfolio is set out in note 15.
Software
Software includes $288m relating to the development of the next-generation Guest Reservation System with Amadeus. Of this amount
,
$135m relating to Phase 2 of the project
i
s not
 yet being
amortised as
Phase 2
has not been completed and rolled out to hotels.
P
hase
 1 is

being amortised o
ver
10
 years
,
with
nine
years remaining at 31 December 2019,
reflecting the Group’s experience of the long life of guest reservation systems and the initial term over which the Group is party to a technology agreement with Amadeus
.
Substantially all software additions are internally developed.
Management agreements
Management agreements relate to contracts recognised at fair value on acquisition.
The impairment charge
of
 $50m
relates to the Kimpton management contract portfolio acquired in 2015 and results from revised expectations regarding future trading, the rate of hotel exits (‘attrition’) and the cost of retaining hotels in the portfolio. The net book value tested for impairment includes related contract assets. The recoverable amount is based on value in use calculations using management fee projections based on near-term industry projected growth rates for the US upper upscale sector and a long-term stabilised growth rate of 2.0%. The projected income flows have been discounted at a rate of 8.0% (2018: 9.0%). The sensitivity of the value in use calculations to changes in key assumptions is disclosed on page 1
40
.
At 31 December 2019, the net book value and remaining amortisation period of the most significant acquired management agreements were:

	Net book value $m	Remaining amortisation period Years
Kimpton	10	20

Six Senses (note 11)	44	30

The weighted average remaining amortisation period for all management agreements
 is
26
years (2018:
25
years).